Share based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Awards, Simulation Inputs and Outputs
A summary of awards, simulation inputs and outputs is as follows:

Date	SARs Awarded	Exercise Price	Vesting Period	Grant Price	Dividend Yield	Risk- free rate of Return	Expected Volatility	Weighted Average Fair Value @ grant date	Average Expected Exercise Life
01-Aug-13	1,078,125	$14.00	5 yrs	$14.00	2.87%	2.15%	54.89%	$4.28	4.9 – 6.0 yrs
12-Mar-14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs
01-Sept-14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs
06-Mar-15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs
15-Jan-16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs

Movement of shares
Changes in the SARs for the period ended December 31, 2017 is set forth below:

	No. of Units	Weighted average exercise price
Balance as at January 1, 2017	1,343,375	$13.16
SARs granted during the year ended December 31, 2017	—	—
SARs exercised/converted/expired during the year ended December 31, 2017	—	—
SARs forfeited during the year ended December 31, 2017	—	—
Balance as at December 31, 2017 (none of which are exercisable or convertible)	1,343,375	$13.16

Schedule of Cost Related to Non-vested Awards Expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2018 is set forth below:

Period	TOTAL
2018	155,219
155,219